Note 6. Equity Transactions: Schedule of Stock Warrants, Activity (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stock Warrants, Activity

	2015		2014
	Warrants (Underlying Shares)	Weighted Average Exercise Price	Warrants (Underlying Shares)	Weighted Average Exercise Price
Outstanding, beginning of year	2,624,142	$1.04	1,849,585	$1.04
Granted	78,000	$1.50	1,049,566	$0.96
Exercised	22,400	$1.00	250,009	$0.65
Forfeited/expired during the year	0	$0	25,000	$1.00
Outstanding, end of year	2,679,742	$1.06	2,624,142	$1.04

Eligible for exercise at end of year	2,679,742	$1.06	2,624,142	$1.04

Weighted average fair value per warrant for warrants granted during the year	$1.50		$0.96

Share Reserves for Outstanding Warrants	2,679,742		2,624,142